Trading Liabilities	12 Months Ended
Mar. 31, 2024
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Trading Liabilities
17	TRADING LIABILITIES
Trading liabilities at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Debt instruments “short position”	¥4,586,755	¥3,101,433
Equity instruments “short position”	337,735	189,656

Total trading liabilities	¥4,924,490	¥3,291,089

Trading liabilities include the instruments classified as held for trading. Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded foreign stocks.